SHARE-BASED PAYMENTS - Share option plan (Details) shares in Millions	12 Months Ended
Dec. 31, 2023 shares
Share-based payment transaction
Term of share options	7
Share option
Share-based payment transaction
Ratio of options granted exercisable each year	33.33%
Commencement period for exercise of options	1 year
Number of common shares available for grant of options	17.2
Share option | Maximum
Share-based payment transaction
Aggregate number of shares reserved for issuance	31.2
The aggregate percentage of common shares reserved for issuance under the plan	10